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(Ohio National Financial Services Letterhead)





                                                              November 1, 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


                 Re:   File Nos. 33-47811, 811-6675
                       ONE Fund, Inc.
                       Certification Under Rule 497(j)
                       -------------------------------
Gentlemen:

I, Marcus L. Collins, Assistant Secretary of the Registrant, ONE Fund, Inc., hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on October 30, 2001.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this 1st day of November 2001

                                   Sincerely,

                                   /s/ Marcus L. Collins

                                   Assistant Secretary